Related Party Transactions and Balances - Additional Information (Details) $ in Thousands				1 Months Ended																12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jan. 01, 2019	Sep. 20, 2019 USD ($)	Sep. 20, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Aug. 23, 2017 USD ($)	Aug. 23, 2017 CNY (¥)	Apr. 08, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY (¥)	Jun. 30, 2007 USD ($)	Jun. 30, 2007 CNY (¥)	Aug. 12, 2004 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties																				$ 8,043		$ 6,705
Proceeds from related party debt																				1,457		0	$ 4,440
Interest expense, related party																				455		453	262
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Due to related parties																				8,043
Interest expense, related party																				$ 455		453	262
Frequency of periodic payment of interest																				monthly	monthly
Interest owed on loan from noncontrolling shareholder																				$ 0		15
Interests paid to noncontrolling shareholder																				470		$ 438	$ 262
Related party transaction, lease term			5 years
Related party transaction, operating lease annual rent																				49					¥ 300,000
Related party transaction, current and non-current lease liability																				6,210
Dalian Jin Gang Group | Operating Lease Agreement After Amendment
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent						$ 22	¥ 200,000
Related party transaction, lease term						5 years 6 months	5 years 6 months
Dalian Jin Gang Group | Management Service Agreement
Related Party Transaction [Line Items]
Related party transaction, annual management fee																				14	¥ 100,000
Dalian Jin Gang Group | Management Service Agreement Amended
Related Party Transaction [Line Items]
Related party transaction, annual management fee	$ 6	¥ 44,000
Sino Bioway Biotech Group Holding Limited
Related Party Transaction [Line Items]
Related party transaction number of supplemental agreements with related party										3
Related party transaction operating leases number of lease agreements amended										4
Related party transaction, operating lease annual rent																				$ 6,553
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreements Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent																			¥ 1,400,000					$ 197
Related party transaction, lease term																			20 years
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement After Amendment Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent															$ 197	¥ 1,400,000
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Before Amendment Production Plant And Laboratory
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent															$ 75	¥ 500,000
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Expansion Of Production Plant
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent																	$ 296
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreement Expansion Of Research And Development Business
Related Party Transaction [Line Items]
Related party transaction, operating lease annual rent													$ 146	¥ 1,000,000				¥ 2,000,000
Related party transaction, lease term													5 years	5 years			20 years	20 years
Loan One
Related Party Transaction [Line Items]
Proceeds from related party debt								$ 4,309	¥ 30,000,000
Loan One | Dalian Jin Gang Group
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage																				6.00%					6.00%
Loan Two
Related Party Transaction [Line Items]
Proceeds from related party debt											$ 2,298	¥ 16,000,000
Loan Two | Dalian Jin Gang Group
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage																				7.20%					7.20%
Loan Three
Related Party Transaction [Line Items]
Proceeds from related party debt				$ 1,436	¥ 10,000,000
Loan Three | Dalian Jin Gang Group
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage																				6.50%					6.50%